Acquisitions and business divestments (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions and business divestments
Acquisitions

($ in millions, except number of acquired businesses)	2017	2016	2015
Acquisitions (net of cash acquired)(1)	2,111	13	37
Aggregate excess of purchase price over fair value of net assets acquired(2)	1,337	12	34
Number of acquired businesses	5	1	3

(1)              Excluding changes in cost- and equity-accounted companies.

(2)              Recorded as goodwill (see Note 11).

Schedule of aggregate preliminary allocation of the purchase consideration

The aggregate preliminary allocation of the purchase consideration for business acquisitions in 2017, was as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Technology	434	7 years
Customer Relationships	292	19 years
Trade names	65	10 years
Order backlog	1	3 months
Intangible assets	792
Fixed assets	131
Debt acquired	(50)
Deferred tax liabilities	(255)
Inventories	177
Other assets and liabilities, net	(21)
Goodwill (1)	1,337
Total consideration (net of cash acquired) (2)	2,111

(1)              The Company does not expect the goodwill recognized to be deductible for income tax purposes.

(2)              Primarily relates to the acquisition of B&R.